Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets
Cash and cash equivalents	$ 838,698	$ 1,145,829	$ 191,807	$ 301,433
Accounts receivable, net	376,355	514,176	580,889	243,716
Prepayments	193,704	264,638	211,976	51,774
Other current assets, net	20,835	28,465	8,417	6,613
Total current assets	1,429,592	1,953,108	993,089	603,536
Non-current assets
Deposits	83,941	114,680	111,275	98,719
Property and equipment, net	46,628	63,703	78,721	35,362
Deferred initial public offering (“IPO”) costs			114,794	676,321
Operating lease right-of-use assets	78,932	107,836	442,280	754,852
Deposit for an acquisition	2,869,949	3,920,925	3,370,757
Intangible assets	1,772,442	2,421,510	2,977,564
Goodwill	1,620,158	2,213,460	2,213,460
Total non-current assets	6,472,050	8,842,114	9,308,851	1,565,254
Total assets	7,901,642	10,795,222	10,301,940	2,168,790
Current liabilities
Accounts payable	251,498	343,597	449,031	67,730
Contract liabilities			103,655	194,300
Accrued liabilities and other payables	944,769	1,290,742	1,407,252	229,195
Bank loans, current portion	174,588	238,521	331,528	305,965
Amount due to a shareholder				2,290,044
Operating lease obligation	88,865	121,407	342,983	319,255
Taxes payable	81,324	111,105	86,788	25,101
Total current liabilities	1,541,044	2,105,372	2,721,237	3,431,590
Non-current liabilities:
Bank loans, non-current portion	303,702	414,918	226,227	475,737
Operating lease obligation, non-current		(0)	112,708	444,571
Consideration payables	1,446,050	1,975,593	3,239,193
Total non-current liabilities	1,749,752	2,390,511	3,578,128	920,308
Total liabilities	3,290,796	4,495,883	6,299,365	4,351,898
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ (DEFICIT)/EQUITY
Ordinary Shares, US$0.001 par value, 500,000,000 shares authorized, 16,250,000 shares issued and outstanding as of December 31, 2022, 19,221,384 shares issued and outstanding as of December 31, 2023, and 23,590,308 shares issued and outstanding as of December 31, 2024, respectively	23,590	32,229	25,926	21,970
Additional paid-in capital	21,259,545	29,044,790	22,522,570	11,292,123
Stock based compensation reserve	393,614	537,756	537,756
Accumulated other comprehensive income	70,572	96,416	(34,099)	36,153
Accumulated deficit	(16,788,694)	(22,936,714)	(18,601,243)	(13,131,513)
Total OHMYHOME LIMITED shareholders’ (deficit)/equity	4,958,627	6,774,477	4,450,910	(1,781,267)
Non-controlling interests	(347,781)	(475,138)	(448,335)	(401,841)
Total shareholders’ (deficit)/equity	4,610,846	6,299,339	4,002,575	(2,183,108)
Total liabilities and shareholders’ equity	$ 7,901,642	$ 10,795,222	$ 10,301,940	$ 2,168,790